Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Financial Information Disclosure [Abstract]
Revenue from product sales and services	$ 366,326	$ 342,475	$ 333,690	$ 297,051	$ 356,508	$ 311,143	$ 299,901	$ 279,872	$ 1,339,541	$ 1,247,424	$ 1,137,196
Gross profit	106,350	102,007	107,997	88,379	122,923	100,427	94,333	82,068	404,733	399,751	333,065
Interest expense	(17,157)	(12,370)	(10,810)	(17,243)	(16,260)	(12,466)	(11,898)	(14,753)	(57,580)	(55,377)	(42,518)
Income tax (expense) benefit	(2,342)	(1,433)	(2,018)	4,410	(7,122)	(12,202)	4,812	7,095	(1,382)	(7,417)	18,394
Net income	(3,128)	1,035	12,980	(3,005)	12,960	1,755	4,895	(13,200)	7,884	6,410	13,031
Net income attributable to Evoqua Water Technologies Corp.	$ (3,450)	$ 793	$ 12,503	$ (3,713)	$ 11,061	$ 1,503	$ 3,198	$ (13,599)	$ 6,135	$ 2,163	$ 11,639
Basic (loss) earnings per common share (in dollars per share)	$ (0.03)	$ 0.01	$ 0.11	$ (0.03)	$ 0.11	$ 0.01	$ 0.03	$ (0.13)	$ 0.05	$ 0.02	$ 0.11
Diluted (loss) earnings per common share (in dollars per share)	$ (0.03)	$ 0.01	$ 0.10	$ (0.03)	$ 0.10	$ 0.01	$ 0.03	$ (0.13)	$ 0.05	$ 0.02	$ 0.11